Deconsolidation	12 Months Ended
Dec. 31, 2025
Deconsolidation
Deconsolidation

Note 4 — Deconsolidation

During the year ended December 31, 2025, the Company disposed of Yichang Ji Yue and Beijing Ji Yue.

The Company deconsolidated Yichang Ji Yue and Beijing Ji Yue on September 30, 2025, when control was transferred. The Company disposed of 100% equity interests and ceased to have control over the subsidiaries.

The gain on disposal is included in other income in the consolidated statements of operations.

The Company recognized a gain of RMB 311,369 from the transfer. The gain primarily resulted from the derecognition of net liabilities of the disposed subsidiaries.

Since the disposal did not represent any strategic change of the Company’s operation and the tax impact of the disposal was not material, the disposal was not presented as discontinued operations. The Company does not retain any equity interest or continuing involvement in the disposed subsidiaries.

Net assets of the entities disposed of and loss on disposal were as follows:

	Yichang	Beijing	Total
	Ji Yue	Ji Yue	RMB
Total current assets	3,326,247	4,525,934	7,852,181
Total other assets	-	-	-
Total assets	3,326,247	4,525,934	7,852,181
Total current liabilities	3,440,060	4,723,488	8,163,548
Total net assets	(113,813)	(197,554)	(311,367)
Total consideration	2	-	2
Total gain on disposal	113,815	197,554	311,369